FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2002

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.


              Institutional Investment Manager Filing this Report:


                            Name: Stephen A. Feinberg

            Address: 450 Park Avenue, 28th Floor, New York, NY 10022
          ------------------------------------------------------------

                        Form 13F File Number: 28-06882

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Stephen A. Feinberg
         -----------------------

Title:   Investment Manager
         -----------------------

Phone:   (212) 421-2600
         -----------------------

Signature, Place, and Date of Signing:

/s/ Stephen Feinberg                     New York, NY          November 13, 2002
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number:  28-6286

Name:  J. Ezra Merkin*

                             Form 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:  0*

Form 13F Information Table Entry Total:   25

Form 13F Information Table Value Total:     $  99,442   (thousands)


List of Other Included Managers:

                                         Provide a numbered  list of the name(s)
                                         and Form  13F  file  number(s)  of  all
                                         institutional  investment managers with
                                         respect  to which this report is filed,
                                         other  than  the  manager  filing  this
                                         report.  [If  there  are  no entries in
                                         this list, state "NONE"  and  omit  the
                                         column headings and list entries.]

          No 1*

          Form 13F  File Number:  28-6286

          Name:    J. Ezra Merkin

*Mr. Stephen Feinberg shares investment discretion with Mr. J. Ezra Merkin over certain securities, and such securities are not included herein but are reported on the Form 13F filed by Mr. Merkin.

                                    FORM 13F   INFORMATION TABLE

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    Column 1                      Column 2       Column 3    Column 4      Column 5         Column 6   Column 7        Column 8

                              Title of Class     CUSIP        Value   Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                                             (x$1000) Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

AT&T WIRELESS SVCS INC.          COM             00209A106   $  4,120  1,000,000    SH        SOLE      N/A       X
APARTMENT INVT
  & MGMT CO.                     CL A            03748R101   $ 20,094    427,525    SH        SOLE      N/A       X
BIOSPHERE MEDICAL, INC.          COM             09066V103   $  4,818  1,559,268    SH        SOLE      N/A       X
CALIFORNIA COASTAL CMNTYS INC.   COM             129915203   $    560    127,209    SH        SOLE      N/A       X
CONDUCTUS INC.                   COM             206784100   $    405    168,800    SH        SOLE      N/A       X
CRONOS GROUP, N.V.               ORD             L20708100   $    995    265,300    SH        SOLE      N/A       X
DARLING INTL INC.                COM             237266101   $  1,504  8,355,849    SH        SOLE      N/A       X
FIRST UN REAL EST EQ & MTG INV   SH BEN INT      337400105   $  3,918  1,764,699    SH        SOLE      N/A       X
FIRST UN REAL EST EQ & MTG INV   PFD CONV SER A  337400303   $    614     30,500    SH        SOLE      N/A       X
GENERAL MARITIME CORP.           SHS             Y2692M103   $  1,297    205,863    SH        SOLE      N/A       X
HEALTHAXIS, INC.                 COM             42219D100   $     81    117,503    SH        SOLE      N/A       X
I-STAT CORP.                     COM             450312103   $  5,759  1,919,702    SH        SOLE      N/A       X
INSIGNIA FINL GROUP, INC.        COM             45767A105   $    537     68,417    SH        SOLE      N/A       X
INTERWAVE COMMUNCTNS INTL. LTD   ORD             G4911N102   $     17     35,003    SH        SOLE      N/A       X
KINDRED HEALTHCARE INC.          COM             494580103   $ 24,863    671,421    SH        SOLE      N/A       X
NUCENTRIX BROADBAND NETWORKS     COM             670198100   $  1,352  1,338,266    SH        SOLE      N/A       X
PENN TRAFFIC CO.                 COM             707832200   $    301     46,075    SH        SOLE      N/A       X
SBA COMMUNICATIONS CORP.         COM             78388J106   $  1,125  1,032,000    SH        SOLE      N/A       X
SEPRACOR INC.                    COM             817315104   $  3,118    595,000    SH        SOLE      N/A       X
SHELBOURNE PPTYS I, INC.         COM             821373107   $    418      7,000    SH        SOLE      N/A       X
SHELBOURNE PPTYS II, INC.        COM             821374105   $    186      2,700    SH        SOLE      N/A       X
SPEEDUS CORP.                    COM             847723103   $     19     21,548    SH        SOLE      N/A       X
SPRINT CORP.                     PCS COM SER 1   852061506   $    980    500,000    SH        SOLE      N/A       X
TRANS WORLD ENT CORP.            COM             89336Q100   $ 21,804  6,921,881    SH        SOLE      N/A       X
VITRAN INC.                      COM             92850E107   $    557    117,200    SH        SOLE      N/A       X